Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts

Schedule II

Actavis plc

Valuation and Qualifying Accounts

Years Ended December 31, 2013, 2012 and 2011

(in millions)

	Balance at beginning of period	Charged to costs and expenses	Deductions/ Write-offs	Other*	Balance at end of period
Allowance for doubtful accounts:
Year ended December 31, 2013	$47.9	$1.6	$(11.7)	$0.8	$38.6
Year ended December 31, 2012	$6.8	$3.6	$(1.9)	$39.4	$47.9
Year ended December 31, 2011	$12.5	$2.3	$(8.3)	$0.3	$6.8
Tax valuation allowance:
Year ended December 31, 2013	$101.6	$763.2	$(3.6)	$39.5	$900.7
Year ended December 31, 2012	$37.8	$15.1	$1.8	$46.9	$101.6
Year ended December 31, 2011	$29.7	$9.1	$(1.6)	$0.6	$37.8

*	Represents opening balances of businesses acquired in the period.